RESEARCH AND DEVELOPMENT - Disclosure of Research and Development Expense (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Selling, General And Administrative Expense [Line Items]
Research and development expense	$ 5,458,818	$ 3,258,268
Project related expenses [Member]
Selling, General And Administrative Expense [Line Items]
Research and development expense	1,742,825	1,362,990
Salary costs allocated [Member]
Selling, General And Administrative Expense [Line Items]
Research and development expense	3,348,280	1,601,946
Payments to research partners [Member]
Selling, General And Administrative Expense [Line Items]
Research and development expense	116,482	89,545
Professional fees - patent development costs [Member]
Selling, General And Administrative Expense [Line Items]
Research and development expense	$ 251,231	$ 203,787